Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

24. UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, and all of the Company’s revenues earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Group records its investments in subsidiaries similar to the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ loss as “Equity in losses of subsidiaries” on the Condensed Statements of Comprehensive Loss. The condensed financial information presented in the parent company’s financial statements equal the corresponding amounts attributable to the parent company in the consolidated financial statements.

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Investment in subsidiaries	211,858	165,937	24,059
TOTAL ASSETS	211,858	165,937	24,059

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; nil and 50,000,000 issued and outstanding as of December 31, 2021 and 2022, respectively*)	-	-	-
Additional paid-in capital	319,775	319,775	46,363
Accumulated deficit	(107,917)	(153,838)	(22,304)
TOTAL SHAREHOLDERS’ EQUITY	211,858	165,937	24,059
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	211,858	165,937	24,059

*	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the stock split as disclosed in NOTE 21.

	For the Years Ended December 31,
	2021	2022
	RMB	RMB	US$
Equity in loss of subsidiaries	(41,399)	(45,909)	(6,656)
NET LOSS	(41,399)	(45,909)	(6,656)

	For the Years Ended December 31,
	2021	2022
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(41,399)	(45,921)	(6,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	41,399	45,921	6,658
NET CASH USED IN OPERATING ACTIVITIES	-	-	-

CHANGES IN CASH	-	-	-
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	-	-	-